Capital assets	12 Months Ended
Dec. 31, 2023
Capital assets
Capital assets

6. Capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2023	2022
Balance at January 1	5,691,522	4,824,195
Acquisitions	836,295	572,535
Dispositions	(676,471)	—
Additions	569,110	528,056
Increase in right-of-use assets	3,103	13,871
Transfers from exploration and evaluation assets	40,521	1,223
Impairment (expense) reversal	(1,016,094)	192,094
Depletion and depreciation	(699,343)	(546,381)
Changes in asset retirement obligations	138,239	65,462
Foreign exchange	(4,373)	40,467
Balance at December 31	4,882,509	5,691,522

Cost	12,966,256	12,058,520
Accumulated depletion, depreciation, and impairment	(8,083,747)	(6,366,998)
Balance at December 31	4,882,509	5,691,522

Impairment

In the fourth quarter of 2023, indicators of impairment were present in our France CGU due to changes in forecasted cost assumptions and in our Saskatchewan and United States CGUs due to negative technical revisions. As a result of the indicators of impairment, the Company performed impairment calculations on the identified CGUs and the recoverable amounts were determined using fair value less costs to sell, which considered future after-tax cash flows from proved plus probable reserves and an after-tax discount rate of 13% for Saskatchewan and 15.0% for France and United States. Based on the results of the impairment tests completed, the Company recognized non-cash impairment charges of $1.0 billion. Inputs used in the measurement of capital assets are not based on observable market data and fall within level 3 of the fair value hierarchy.

The following benchmark price forecasts were used to calculate the recoverable amounts:

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (2)
Brent Crude ($ US/bbl) (1)	78.00	79.18	80.36	81.79	83.41	85.09	86.79	88.52	90.29	92.10
WTI Crude ($ US/bbl) (1)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.75	87.46
Light Sour Crude ($/bbl) (1)	93.35	95.50	96.53	98.46	100.43	102.44	104.49	106.58	108.71	110.88
SK Plant Gate Gas - Spot Gas ($/MMbtu) (1)	1.98	3.15	3.83	3.91	3.99	4.08	4.16	4.25	4.34	4.43
Henry Hub Gas ($ US/MMbtu) (1)	2.75	3.64	4.02	4.10	4.18	4.27	4.35	4.44	4.53	4.62
(1)

The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2)	In 2033 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum.

The following are the results of tests completed, recoverable amounts, and sensitivity impacts which would increase the impairments taken:

Operating Segment	CGU	Impairment	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Canada	Saskatchewan	542,937	704,636	42,657	79,452
France	France (1)	226,858	523,303	24,653	70,035
United States	United States	246,299	239,179	12,819	38,290
Total		1,016,094	1,467,118	80,129	187,777
(1)	During 2023, Vermilion finalized an evaluation of the management and organization of Vermilion’s assets in France resulting in a combination of its Neocomian, Chaunoy, Champotran, and Aquitaine Basin CGUs into the France CGU. If these CGUs were not combined, impairment recognized would have increased by $23.2 million.

Southeast Saskatchewan disposition

In March 2023, Vermilion sold non-core assets in southeast Saskatchewan for net proceeds of $182.2 million and resulted in a loss on disposition of $226.8 million. The book value of the net assets disposed of was $409.0 million and consisted of $534.0 million of capital assets, $25.9 million of exploration and evaluation assets, and $150.9 million of asset retirement obligations.

United States disposition

In December 2023, Vermilion sold non-core assets in Wyoming for net proceeds of $16.3 million and resulted in a loss on disposition of $125.5 million.

Minor acquisition

In March 2023, Vermilion completed a minor acquisition of Alberta assets for total consideration of $19.0 million where $33.9 million of capital assets and $14.9 million of asset retirement obligations were recognized.

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2023:

	As at Dec 31, 2023		As at Dec 31, 2022
($M)	Depreciation	Balance	Depreciation	Balance
Office space	8,115	25,893	8,328	31,199
Gas processing facilities	7,691	6,326	7,691	13,415
Oil storage facilities	2,667	7,037	2,429	8,970
Vehicles and equipment	5,433	9,760	4,716	13,944
Total	23,906	49,016	23,164	67,528